NOTES PAYABLE - BANKS	12 Months Ended
Dec. 31, 2019
Notes Payable to Bank [Abstract]
NOTES PAYABLE - BANKS
NOTE 9 – NOTES PAYABLE – BANKS

United States of America

The Company’s U.S. subsidiary is a party to a credit facility with a commercial lender, which provides a maximum borrowing capacity up to $10,000, subject to a borrowing base limitation. The borrowing base limitation was equivalent to: (i) 85% of eligible accounts receivable, as defined, plus (ii) 80% of eligible unbilled receivables, as defined, plus (iii) 95% of a $500 standby letter of credit that was provided to the lender by an entity related to the main Shareholder. Borrowings under the credit facility are secured by the U.S. subsidiary’s accounts receivable, unbilled receivables, equipment, cash and the $500 letter of credit that was provided to the lender by an entity related to the main Shareholder.

In December 2019, the Company replaced the $500 stand by letter of credit which was provided to the lender by an entity related to the Company’s main shareholder to a letter of credit, provided by the Company and with the same terms.

As of December 31, 2019 and 2018, the Company had approximately $6,475 and $9,033, respectively, outstanding under line of credit arrangement. As of December 31, 2019 and 2018, the Company had $3,525 and $967, respectively, in unused borrowing capacity under the line of credit facility.

Borrowings made under the credit facility bear interest, which is payable monthly, at LIBOR plus 3% per annum (4.76% as of December 31, 2019).

The Company’s weighted average interest rate in the United States of America during the years ended December 31, 2019, 2018 and 2017 is 6.51%, 6.0% and 5.64% respectively. The Company is required to maintain a minimum fixed charge coverage ratio. The credit facility expires in October 2021. During the year ended December 31, 2019, the Company was not in compliance of certain financial covenants, and a waiver was obtained from the commercial lender.

Europe

The Company has a credit arrangement with a commercial bank, to provide it with up to €12,000 ($13,453 as of December 31, 2019) in borrowings until further notice. Borrowings under the line of credit bear interest at one-month EURIBOR plus 3.5% with a minimum of 3.5% per annum (3.5% as of December 31, 2019). The Company is also subject to an unused line fee of 0.75% per annum, which is payable quarterly. The line of credit is secured by accounts receivable of five of the Company’s European subsidiaries and tangible fixed assets of three of the Company’s European subsidiaries. The line of credit cannot exceed 80% of the borrowing base.

In April 2019, the Company amended the line of credit agreement with the commercial bank in order to temporarily increase the line of credit up to €16,000 ($17,936 as of December 31, 2019) under the same terms and conditions through September 2019.

As of December 31, 2019 and 2018, the Company had €11,872 and €2,207 ($13,313 and $2,525 as of December 31, 2019 and 2018), respectively, in outstanding borrowings under the line of credit arrangement.

The Company’s weighted average interest rate in Europe during the years ended December 31, 2019, 2018 and 2017, is 3.5%, 3.5% and 3.5% respectively.

In addition to the line of credit arrangement, a guarantee facility of €2,500 ($2,803 as of December 31, 2019) is provided to the Company by the same commercial bank. As of December 31, 2019 and 2018, the Company had €2,316 and €2,275 ($2,596 and $2,603 as of December 31, 2019 and 2018), respectively, of outstanding guarantees under the guarantee facility, which related to leases and performance guarantees for contracts.

As of December 31, 2019, the Company was not in compliance of the covenants of the agreement.

The line of credit agreement expired on December 31, 2019 and it was operating under the old terms and conditions until the renewal in May 2020 (see note 20).

The Company has an additional credit arrangement in Sweden to provide it with up to 2,000 SEK ($215 as of December 31, 2019) in borrowings. Borrowings under the line of credit bear annual interest of 2.8% and subject to annual extension by the financial institution. The line of credit is secured by accounts receivable of the Swedish subsidiary. As of December 31, 2019 and 2018, the Company had 1,115 SEK and 2,955 SEK ($120 and $331 as of December 31, 2019 and 2018) respectively in outstanding borrowings under the line of credit facility. The Sweden subsidiary had an over advance of 955 SEK ($107) at December 31, 2018 which was subsequently repaid.